Earnings / (Loss) per Common Share - Schedule of Earnings / (Loss) per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net (loss) income	$ (5,243)	$ (5,813)	$ 3,505
Weighted average number of common shares, basic	18,461,455	18,277,893	18,244,671
Dilutive effect of stock granted under the EIP			33,222
Weighted average number of common shares, diluted	18,461,455	18,277,893	18,277,893
Earnings / (loss) per common share, basic and diluted	$ (0.28)	$ (0.32)	$ 0.19